UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3445

The Merger Fund
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

1-800-343-8959
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2011

Item 1. Reports to Stockholders.

THE
MERGER
FUND®

SEMI-ANNUAL REPORT

MARCH 31, 2011

Chart 1	Chart 2

PORTFOLIO COMPOSITION	PORTFOLIO COMPOSITION
By Type of Deal*	By Type of Buyer*

Chart 3

PORTFOLIO COMPOSITION
By Deal Terms*

* Data expressed as a percentage of long equity positions as of March 31, 2011

Chart 4

PORTFOLIO COMPOSITION
By Sector*

Chart 5

PORTFOLIO COMPOSITION
By Region*

* Data expressed as a percentage of long equity positions as of March 31, 2011

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chart 6

MERGER ACTIVITY
2001 – 2011

Source: Securities Data Corp.

The Merger Fund
EXPENSE EXAMPLE
March 31, 2011
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) redemption fees and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 for the period 10/01/10 – 3/31/11.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop-payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, a $15.00 fee will be charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 30 calendar days after you purchase them.  IRAs will be charged a $12.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses,  and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 10/01/10	Value 3/31/11	Period 10/01/10-3/31/11*
Actual + (1)	$1,000.00	$1,033.10	$9.38
Hypothetical ++ (2)	$1,000.00	$1,015.71	$9.30

+	Excluding interest expense, borrowing expense on securities sold short and dividends on securities sold short, your actual cost of investment in the Fund would be $6.89.
++	Excluding interest expense, borrowing expense on securities sold short and dividends on securities sold short, your hypothetical cost of investment in the Fund would be $6.84.
(1)	Ending account values and expenses paid during period based on a 3.31% return. This actual return is net of expenses.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.85%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Merger Fund
SCHEDULE OF INVESTMENTS
March 31, 2011
(Unaudited)

Shares		Value
COMMON STOCKS — 86.12%
	AEROSPACE & DEFENSE — 2.13%
1,561,800	ITT Corporation (f)	$93,786,090
	AIRLINES — 1.22%
7,241,200	AirTran Holdings, Inc. (a)(h)(i)	53,946,940
	BIOTECHNOLOGY — 5.65%
271,800	Cephalon, Inc. (a)(h)	20,597,004
2,850,213	Genzyme Corporation (a)(f)	217,043,720
674,800	Savient Pharmaceuticals Inc. (a)	7,152,880
149,695	Talecris Biotherapeutics Holdings Corp. (a)	4,011,826
		248,805,430
	BROADCASTING — 0.27%
342,600	Discovery Communications, Inc. Series K (a)(h)	12,062,946
	CABLE & SATELLITE — 1.59%
3,013,300	Comcast Corporation Special Class A (g)	69,968,826
	COAL & CONSUMABLE FUELS — 5.01%
3,226,700	Massey Energy Company (f)	220,577,212
	COMPUTER STORAGE & PERIPHERALS — 1.43%
223,900	EMC Corp. (a)	5,944,545
3,952,055	Seagate Technology LLC (a)(b)(f)	56,909,592
		62,854,137
	CONSTRUCTION & FARM
	MACHINERY & HEAVY TRUCKS — 6.17%
2,971,847	Bucyrus International Inc. (e)	271,775,408
	DEPARTMENT STORES — 0.85%
933,900	Dillard’s, Inc. (h)	37,468,068
	DIVERSIFIED CHEMICALS — 1.20%
3,043,300	Huntsman Corporation (f)	52,892,554
	DIVERSIFIED METALS & MINING — 5.32%
3,801,800	Fronteer Gold, Inc. (a)(b)(g)	57,487,765
1,000,000	Hillgrove Resources Ltd. (a)(b)	294,790
326,471	Rio Tinto plc — ADR (h)	23,218,617
11,733,600	Western Coal Corp. (a)(b)(g)	153,213,343
		234,214,515
	ELECTRIC UTILITIES — 0.75%
712,300	Progress Energy Inc. (g)	32,865,522

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011
(Unaudited)

Shares		Value
	GAS UTILITIES — 0.08%
61,400	Nicor Inc.	$3,297,180
	GENERAL MERCHANDISE STORES — 2.38%
373,200	99 Cents Only Stores (a)	7,314,720
1,176,600	Big Lots, Inc. (a)(f)	51,099,738
908,100	Family Dollar Stores, Inc. (h)	46,603,692
		105,018,150
	HEALTH CARE EQUIPMENT — 2.79%
1,479,796	Beckman Coulter, Inc. (e)	122,926,654
	HEALTH CARE SERVICES — 2.26%
911,271	Emergency Medical Services Corporation (a)(g)	57,947,723
1,131,500	RehabCare Group, Inc. (a)(h)	41,718,405
		99,666,128
	HOTELS, RESORTS & CRUISE LINES — 0.46%
575,100	Marriott International Inc. (h)	20,462,058
	HOUSEWARES & SPECIALTIES — 1.04%
742,500	Fortune Brands, Inc. (h)	45,953,325
	HYPERMARKETS & SUPER CENTERS — 1.37%
1,234,500	BJ’s Wholesale Club, Inc. (a)(f)	60,268,290
	INDUSTRIAL REITS — 0.99%
2,730,300	ProLogis (h)	43,630,194
	INTEGRATED TELECOMMUNICATION SERVICES — 7.53%
2,403,600	AT&T Inc. (f)	73,550,160
37,712,828	Qwest Communications International Inc. (e)	258,332,872
		331,883,032
	INTERNET SOFTWARE & SERVICES — 0.32%
745,930	Terremark Worldwide, Inc. (a)(h)	14,172,670
	LIFE SCIENCES TOOLS & SERVICES — 0.51%
190,900	Dionex Corporation (a)(g)	22,535,745
	MOVIES & ENTERTAINMENT — 0.22%
547,580	News Corporation Class A (h)	9,615,504
	OIL & GAS DRILLING — 2.16%
2,212,900	Pride International, Inc. (a)(g)	95,044,055
	OIL & GAS EXPLORATION & PRODUCTION — 2.86%
3,789,379	EXCO Resources Inc. (f)	78,288,570
3,347,300	Quicksilver Resources Inc. (a)(h)	47,899,863
		126,188,433

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011
(Unaudited)

Shares		Value
	PACKAGED FOODS & MEATS — 0.98%
2,449,200	Sara Lee Corp. (h)	$43,277,364
	PAPER PACKAGING — 2.31%
2,629,400	Smurfit-Stone Container Corporation (a)(g)	101,626,310
	PERSONAL PRODUCTS — 4.03%
4,759,912	Alberto-Culver Company (e)	177,401,920
	REGIONAL BANKS — 4.48%
750,000	Danvers Bancorp, Inc. (h)	16,065,000
20,960,000	Marshall & Ilsley Corporation (e)	167,470,400
1,593,700	Sterling Bancshares, Inc. (h)	13,721,757
		197,257,157
	RESTAURANTS — 0.15%
85,000	McDonald’s Corporation (f)	6,467,650
	SEMICONDUCTOR EQUIPMENT — 0.68%
2,120,670	Verigy Ltd. (a)(b)(h)	29,880,240
	SEMICONDUCTORS — 1.09%
888,640	Atheros Communications, Inc. (a)(h)	39,677,776
512,097	SunPower Corp. Class B (a)	8,536,657
		48,214,433
	SPECIALIZED FINANCE — 2.54%
3,176,300	NYSE Euronext (f)	111,710,471
	SPECIALIZED REITS — 0.84%
870,400	Nationwide Health Properties, Inc. (h)	37,018,112
	SPECIALTY CHEMICALS — 4.44%
1,460,410	The Lubrizol Corporation (f)	195,636,524
	STEEL — 3.01%
7,502,100	Consolidated Thompson Iron Mines Limited (a)(b)(g)	132,631,247
	SYSTEMS SOFTWARE — 1.49%
11,030,900	Novell, Inc. (a)(g)	65,413,237
	THRIFTS & MORTGAGE FINANCE — 0.22%
660,751	NewAlliance Bancshares Inc. (h)	9,805,545
	TRUCKING — 3.30%
2,176,101	Dollar Thrifty Automotive Group, Inc. (a)(f)(i)	145,211,220
	TOTAL COMMON STOCKS
	(Cost $3,586,480,160)	3,793,430,496

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011
(Unaudited)

Shares		Value
WARRANTS — 0.01%
142,642	Kinross Gold Corporation (a)(b)	$397,249
	TOTAL WARRANTS
	(Cost $540,028)	397,249

Principal Amount
CORPORATE BONDS — 1.83%
	Washington Mutual, Inc.
$636,000	4.000%, 1/15/2009 (d)	692,445
5,747,000	4.200%, 1/15/2010 (d)	6,278,598
9,377,000	5.500%, 8/24/2011 (d)	10,607,731
20,154,000	5.000%, 3/22/2012 (d)	22,446,518
36,099,000	5.250%, 9/15/2017 (d)	40,521,127
	TOTAL CORPORATE BONDS
	(Cost $80,840,448)	80,546,419

Contracts (100 shares per contract)
PURCHASED PUT OPTIONS — 0.13%
	99 Cents Only Stores
3,732	Expiration: April, 2011, Exercise Price: $17.50	18,660
	AT&T Inc.
24,036	Expiration: May, 2011, Exercise Price: $25.00	192,288
	Big Lots, Inc.
6,493	Expiration: April, 2011, Exercise Price: $32.50	16,233
5,273	Expiration: May, 2011, Exercise Price: $35.00	279,469
	BJ’s Wholesale Club, Inc.
12,345	Expiration: April, 2011, Exercise Price: $45.00	246,900
	Cephalon, Inc.
1,848	Expiration: April, 2011, Exercise Price: $65.00	27,720
870	Expiration: May, 2011, Exercise Price: $65.00	56,550
	Dillard’s, Inc.
9,339	Expiration: May, 2011, Exercise Price: $35.00	793,815
	Energy Select Sector SPDR Fund
846	Expiration: June, 2011, Exercise Price: $80.00	296,100
	Family Dollar Stores, Inc.
4,198	Expiration: April, 2011, Exercise Price: $42.00	10,495
4,883	Expiration: April, 2011, Exercise Price: $43.00	24,415

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011
(Unaudited)

Contracts (100 shares per contract)		Value
PURCHASED PUT OPTIONS — 0.13% (continued)
	Fortune Brands, Inc.
7,425	Expiration: April, 2011, Exercise Price: $55.00	$37,125
	Huntsman Corporation
12,152	Expiration: April, 2011, Exercise Price: $13.00	30,380
10,226	Expiration: May, 2011, Exercise Price: $13.00	102,260
	iShares Nasdaq Biotechnology Index Fund
643	Expiration: June, 2011, Exercise Price: $100.00	192,900
	Marriott International Inc.
5,751	Expiration: April, 2011, Exercise Price: $35.00	373,815
	Massey Energy Company
8,776	Expiration: April, 2011, Exercise Price: $50.00	39,492
	Materials Select Sectors SPDR
636	Expiration: June, 2011, Exercise Price: $40.00	108,756
	McDonald’s Corporation
850	Expiration: June, 2011, Exercise Price: $70.00	54,400
	Nationwide Health Properties, Inc.
8,704	Expiration: June, 2011, Exercise Price: $35.00	239,360
	NYSE Euronext
977	Expiration: April, 2011, Exercise Price: $31.00	3,908
7,197	Expiration: April, 2011, Exercise Price: $32.00	57,576
5,273	Expiration: April, 2011, Exercise Price: $33.00	79,095
	Progress Energy Inc.
3,816	Expiration: April, 2011, Exercise Price: $41.00	28,620
	ProLogis
27,303	Expiration: July, 2011, Exercise Price: $12.00	341,287
	Quicksilver Resources Inc.
33,473	Expiration: April, 2011, Exercise Price: $12.00	83,683
	Sara Lee Corp.
14,500	Expiration: April, 2011, Exercise Price: $15.00	36,250
6,140	Expiration: May, 2011, Exercise Price: $15.00	30,700
	Seagate Technology LLC
12,218	Expiration: April, 2011, Exercise Price: $11.00	24,436
8,178	Expiration: May, 2011, Exercise Price: $11.00	81,780
	Smith & Nephew PLC
8,297	Expiration: June, 2011, Exercise Price: GBP 6.00	46,546
	SPDR S&P 500 ETF Trust
6,860	Expiration: May, 2011, Exercise Price: $130.00	1,522,920

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2011
(Unaudited)

Contracts (100 shares per contract)		Value
PURCHASED PUT OPTIONS — 0.13% (continued)
	Technology Select Sector SPDR Fund
2,240	Expiration: June, 2011, Exercise Price: $27.00	$321,440
	TOTAL PURCHASED PUT OPTIONS
	(Cost $12,748,689)	5,799,374

Shares
SHORT-TERM INVESTMENTS — 12.87%
276,000,000	Fidelity Institutional Money Market Portfolio 0.21% (c)	276,000,000
14,870,191	Fidelity Institutional Prime Money Market Portfolio 0.16% (c)	14,870,191
276,000,000	Goldman Sachs Money Market 0.17% (c)	276,000,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $566,870,191)	566,870,191
	TOTAL INVESTMENTS
	(Cost $4,247,479,516) — 100.96%	$4,447,043,729

ADR — American Depository Receipt
GBP — British Pounds
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2011.
(d)	Default or other conditions exist and security is not presently accruing income.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(i)	Affiliated company.

The Global Industry Classifications Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2011
(Unaudited)

Shares		Value
51,449	AGL Resources Inc.	$2,049,728
2,408,271	Alpha Natural Resources Inc.	142,979,049
32,193	Avis Budget Group, Inc.	576,577
2,632,318	Bank of Montreal (a)	171,048,024
6,247,953	CenturyLink, Inc.	259,602,447
3,013,800	Comcast Corporation Class A	74,501,136
376,902	Comerica Incorporated	13,839,841
342,600	Discovery Communications, Inc.	13,669,740
1,057,648	Ensco plc — ADR	61,174,360
625,069	First Niagara Financial Group	8,488,437
12,500	Genzyme Corporation	951,875
95,345	Grifols SA (a)	1,662,004
533,157	Kindred Healthcare, Inc.	12,731,789
7,429	Kinross Gold Corporation (a)	117,086
547,580	News Corporation Class B	10,195,940
205,100	Nissan Motor Co., Ltd. (a)	1,819,714
848,195	Novartis AG — ADR	46,099,398
669,700	People’s United Financial Inc.	8,424,826
470,200	Pilot Gold	339,495
327,293	Rio Tinto Ltd. (a)	28,805,399
804,576	RockTenn Company	55,797,346
1,107,626	Southwest Airlines Co.	13,989,317
512,097	SunPower Corp. Class A	8,777,343
17,915	VMware Inc.	1,460,789
417,046	Walter Energy Inc.	56,480,540
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $887,513,811)	$995,582,200

ADR — American Depository Receipt
(a)Foreign security.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
March 31, 2011
(Unaudited)

Contracts (100 shares per contract)		Value
CALL OPTIONS WRITTEN
	99 Cents Only Stores
3,732	Expiration April 2011, Exercise Price $20.00	$37,320
	ASX Ltd.
1,422	Expiration April 2011, Exercise Price AUD 34.00	143,409
5,864	Expiration April 2011, Exercise Price AUD 34.50	397,281
4,900	Expiration April 2011, Exercise Price AUD 37.50	15,190
	AT&T Inc.
24,036	Expiration May 2011, Exercise Price $28.00	6,309,450
	Big Lots, Inc.
6,493	Expiration April 2011, Exercise Price $37.50	3,895,800
5,273	Expiration May 2011, Exercise Price $40.00	2,552,132
	BJ’s Wholesale Club, Inc.
12,345	Expiration April 2011, Exercise Price $47.50	2,345,550
	British Sky Broadcasting Group
31,552	Expiration June 2011, Exercise Price GBP 8.20	1,379,138
	Cephalon, Inc.
1,848	Expiration April 2011, Exercise Price $75.00	351,120
870	Expiration May 2011, Exercise Price $75.00	252,300
	Dillard’s, Inc.
9,339	Expiration May 2011, Exercise Price $38.00	3,595,515
	Dollar Thrifty Automotive Group, Inc.
4,339	Expiration April 2011, Exercise Price $48.00	8,135,625
8,521	Expiration April 2011, Exercise Price $50.00	14,255,633
5,125	Expiration May 2011, Exercise Price $55.00	6,201,250
1,707	Expiration May 2011, Exercise Price $60.00	1,314,390
	EXCO Resources, Inc.
8,605	Expiration April 2011, Exercise Price $20.00	666,888
9,186	Expiration June 2011, Exercise Price $21.00	643,020
	Family Dollar Stores, Inc.
9,081	Expiration April 2011, Exercise Price $47.00	4,222,665
	Fortune Brands, Inc.
7,425	Expiration April 2011, Exercise Price $60.00	1,633,500
	Genzyme Corporation
12,896	Expiration July 2011, Exercise Price $75.00	1,740,960
	Huntsman Corporation
12,152	Expiration April 2011, Exercise Price $16.00	1,822,800
16,326	Expiration May 2011, Exercise Price $17.00	2,122,380

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
March 31, 2011
(Unaudited)

Contracts (100 shares per contract)		Value
	ITT Corporation
7,703	Expiration April 2011, Exercise Price $55.00	$4,005,560
1,895	Expiration April 2011, Exercise Price $60.00	161,075
2,992	Expiration May 2011, Exercise Price $60.00	553,520
2,228	Expiration July 2011, Exercise Price $55.00	1,303,380
	The Lubrizol Corporation
839	Expiration June 2011, Exercise Price $135.00	29,365
8,977	Expiration September 2011, Exercise Price $135.00	359,080
	Marriott International Inc.
1,917	Expiration April 2011, Exercise Price $40.00	9,585
3,834	Expiration May 2011, Exercise Price $35.00	766,800
	Massey Energy Company
8,776	Expiration April 2011, Exercise Price $57.50	9,675,540
	McDonald’s Corporation
850	Expiration June 2011, Exercise Price $75.00	221,850
	Nationwide Health Properties
8,704	Expiration June 2011, Exercise Price $40.00	2,611,200
	NYSE Euronext
5,531	Expiration April 2011, Exercise Price $33.00	1,285,958
11,170	Expiration April 2011, Exercise Price $34.00	1,641,990
8,417	Expiration April 2011, Exercise Price $35.00	707,028
5,273	Expiration April 2011, Exercise Price $36.00	263,650
1,372	Expiration May 2011, Exercise Price $34.00	300,468
	Progress Energy Inc.
7,123	Expiration April 2011, Exercise Price $45.00	925,990
	ProLogis
27,303	Expiration July 2011, Exercise Price $15.00	4,027,192
	Quicksilver Resources Inc.
33,473	Expiration April 2011, Exercise Price $14.00	1,673,650
	Sara Lee Corp.
14,500	Expiration April 2011, Exercise Price $17.00	1,160,000
6,140	Expiration May 2011, Exercise Price $17.00	601,720
2,094	Expiration May 2011, Exercise Price $18.00	73,290
	Seagate Technology LLC
14,173	Expiration April 2011, Exercise Price $13.00	2,090,517
3,910	Expiration April 2011, Exercise Price $14.00	261,970
15,795	Expiration May 2011, Exercise Price $14.00	1,737,450

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN (continued)
March 31, 2011
(Unaudited)

Contracts (100 shares per contract)		Value
	Smith & Nephew PLC
4,188	Expiration June 2011, Exercise Price GBP 6.60	$376,250
4,109	Expiration June 2011, Exercise Price GBP 6.80	290,054
	Walter Energy Inc.
288	Expiration April 2011, Exercise Price $110.00	736,128

PUT OPTIONS WRITTEN
	SPDR S&P 500 ETF Trust
1,715	Expiration May 2011, Exercise Price $120.00	108,045
	TOTAL OPTIONS WRITTEN
	(Premiums received $71,723,044)	$101,991,621

AUD — Australian Dollars
GBP — British Pounds

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF FORWARD CONTRACTS
March 31, 2011
(Unaudited)

Settlement	Currency to		U.S. $ Value at	Currency to		U.S. $ Value at
Date	be Delivered		March 31, 2011	be Received		March 31, 2011	Unrealized
4/1/11	87,203,760	Australian Dollars	$90,188,150	85,982,907	U.S. Dollars	$85,982,907	$(4,205,243)
4/1/11	87,847,037	U.S. Dollars	87,847,037	87,203,760	Australian Dollars	90,188,150	2,341,113
4/29/11	20,809,899	Australian Dollars	21,447,856	20,784,376	U.S. Dollars	20,784,376	(663,480)
5/2/11	1,682,751	Australian Dollars	1,733,652	1,693,521	U.S. Dollars	1,693,521	(40,131)
5/6/11	43,440,325	Australian Dollars	44,729,980	43,343,402	U.S. Dollars	43,343,402	(1,386,578)
5/11/11	2,502,725	Australian Dollars	2,575,273	2,510,984	U.S. Dollars	2,510,984	(64,289)
5/11/11	1,255,096	U.S. Dollars	1,255,096	1,277,954	Australian Dollars	1,314,999	59,903
5/17/11	4,100,564	Australian Dollars	4,215,990	3,997,407	U.S. Dollars	3,997,407	(218,583)
6/29/11	6,197,369	Australian Dollars	6,337,523	6,184,974	U.S. Dollars	6,184,974	(152,549)
6/29/11	97,990	U.S. Dollars	97,990	99,080	Australian Dollars	101,321	3,331
6/30/11	7,943,658	Australian Dollars	8,122,288	7,938,097	U.S. Dollars	7,938,097	(184,191)
4/8/11	94,454,694	Canadian Dollars	97,409,462	95,799,756	U.S. Dollars	95,799,756	(1,609,706)
4/8/11	4,601,413	U.S. Dollars	4,601,413	4,457,982	Canadian Dollars	4,597,438	(3,975)
4/15/11	129,411,225	Canadian Dollars	133,438,785	130,825,727	U.S. Dollars	130,825,727	(2,613,058)
5/4/11	5,478,030	Canadian Dollars	5,646,134	5,604,651	U.S. Dollars	5,604,651	(41,483)
5/4/11	5,313,769	U.S. Dollars	5,313,769	5,194,935	Canadian Dollars	5,354,352	40,583
5/6/11	54,883,944	Canadian Dollars	56,565,640	55,565,268	U.S. Dollars	55,565,267	(1,000,373)
5/3/11	302,184,645	Danish Krone	57,406,236	55,653,668	U.S. Dollars	55,653,668	(1,752,568)
7/14/11	11,519,775	Euros	16,289,275	16,091,272	U.S. Dollars	16,091,272	(198,003)
7/29/11	6,817,257	Euros	9,635,971	9,468,858	U.S. Dollars	9,468,858	(167,113)
6/23/11	5,558,200	British Pounds	8,905,902	8,963,532	U.S. Dollars	8,963,532	57,630
8/25/11	103,919,656	British Pounds	166,315,490	167,997,717	U.S. Dollars	167,997,717	1,682,227
8/25/11	34,172,626	U.S. Dollars	34,172,626	21,100,344	British Pounds	33,769,493	(403,133)
5/9/11	453,030,617	Japanese Yen	5,447,638	5,669,970	U.S. Dollars	5,669,970	222,332
5/9/11	5,471,384	U.S. Dollars	5,471,384	453,030,617	Japanese Yen	5,447,638	(23,746)
			$875,170,560			$864,849,477	$(10,321,083)

The accompanying notes are an integral part of these financial statements.

The Merger Fund
SCHEDULE OF SWAP CONTRACTS
March 31, 2011
(Unaudited)

				Unrealized
Termination				Appreciation
Date	Security	Shares	Notional	(Depreciation)	Counterparty
4/12/11	Alcon, Inc.	1,889,339	313,044,579	$810,100	JPMorgan Chase & Co. Inc.
9/29/11	ASX Ltd.	1,218,592	43,415,996	(1,886,566)	JPMorgan Chase & Co. Inc.
12/31/11	British Sky Broadcasting Group	3,217,800	42,997,580	8,950,795	Merrill Lynch & Co. Inc.
12/31/11	British Sky Broadcasting Group	7,377,319	98,532,948	10,482,210	JPMorgan Chase & Co. Inc.
6/30/11	Bulgari SpA	552,900	9,559,143	270,820	JPMorgan Chase & Co. Inc.
5/20/11	Danisco A/S	454,413	57,106,082	2,171,818	Merrill Lynch & Co. Inc.
12/31/11	Hillgrove Resources Ltd.	14,245,760	4,119,874	(1,058,196)	JPMorgan Chase & Co. Inc.
12/31/11	Indophil Resources NL	11,348,083	7,617,968	(4,494,280)	JPMorgan Chase & Co. Inc.
12/31/11	Infigen Energy	3,061,928	1,154,041	(2,191,610)	JPMorgan Chase & Co. Inc.
12/31/11	Renault SA	63,300	3,462,921	(432,459)	JPMorgan Chase & Co. Inc.
4/8/11	Riversdale Mining Ltd.	1,261,206	21,412,125	1,897,149	JPMorgan Chase & Co. Inc.
6/30/11	Smith & Nephew PLC	829,700	9,407,056	323,836	Merrill Lynch & Co. Inc.
8/30/11	Tognum AG	460,791	16,434,526	458,860	JPMorgan Chase & Co. Inc.
5/17/11	Tower Australia Group Limited	1,025,141	4,171,094	343,941	JPMorgan Chase & Co. Inc.
4/13/11	Whitehaven Coal Limited	240,393	1,658,327	169,712	JPMorgan Chase & Co. Inc.
12/31/11	Daimler AG	(7,029)	(494,788)	17,959	JPMorgan Chase & Co. Inc.
4/13/11	Novartis AG	(27,313,069)	(150,187,244)	1,015,358	JPMorgan Chase & Co. Inc.
4/14/11	Novartis AG - Reg.	(77,203)	(4,204,475)	80,570	JPMorgan Chase & Co. Inc.
12/31/11	Volvo AB	(29,677)	(525,829)	(11,803)	JPMorgan Chase & Co. Inc.
				$16,918,214

The accompanying notes are an integral part of these financial statements.

The Merger Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011
(Unaudited)

ASSETS:
Investments, at value
Investments in non affiliates (Cost $4,083,433,367)	$4,247,885,569
Investments in affiliates (Cost $164,046,149)	199,158,160
Total Investments		$4,447,043,729
Cash		1,922,323
Deposits at brokers		204,827,358
Receivable from brokers		887,494,812
Receivable for investments sold		26,719,345
Receivable for swap contracts		16,918,214
Receivable for fund shares issued		27,400,774
Dividends and interest receivable		2,540,518
Prepaid expenses and other receivables		437,146
Total Assets		5,615,304,219
LIABILITIES:
Securities sold short, at value (proceeds of $887,513,811)	$995,582,200
Written option contracts, at value (premiums received $71,723,044)	101,991,621
Payable for forward currency exchange contracts	10,321,083
Payable for closed swap contracts	530,325
Payable for swap interest	237,633
Payable for investments purchased	81,121,816
Payable for fund shares redeemed	4,783,305
Investment advisory fee payable	3,217,239
Distribution fees payable	2,621,376
Dividends payable	6,684,099
Accrued expenses and other liabilities	3,263,073
Total Liabilities		1,210,353,770
NET ASSETS		$4,404,950,449
NET ASSETS CONSIST OF:
Accumulated undistributed net investment loss		$(10,099,689)
Accumulated undistributed net realized gain on investments, securities sold short, written option contracts expired or closed, swap contracts,
foreign currency translation and forward currency exchange contracts		64,214,163
Net unrealized appreciation (depreciation) on:
Investments	$199,564,213
Securities sold short	(108,068,389)
Written option contracts	(30,268,577)
Swap contracts	16,918,214
Foreign currency translation	2,403
Forward currency exchange contracts	(10,321,083)
Net unrealized appreciation		67,826,781
Paid-in capital		4,283,009,194
Total Net Assets		$4,404,950,449
NET ASSET VALUE and offering price per share*, ($4,404,950,449 / 272,630,536
shares of beneficial interest outstanding)		$16.16

*The redemption price per share may vary based on the length of time a shareholder holds Fund shares.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2011
(Unaudited)

INVESTMENT INCOME:
Interest		$4,833,506
Dividend income on long positions
Non Affiliates		14,298,144
Affiliates		132,179
Total investment income		19,263,829
EXPENSES:
Investment advisory fees	$19,701,554
Distribution fees	4,925,389
Transfer agent and shareholder servicing agent fees	2,460,809
Administration fees	684,478
Federal and state registration fees	290,097
Reports to shareholders	309,416
Professional fees	190,038
Fund accounting expense	181,856
Miscellaneous expenses	90,428
Custody fees	150,257
Trustees’ fees and expenses	52,290
Borrowing expense on securities sold short	1,858,228
Dividends on securities sold short	7,701,218
Total expenses before expense waiver by adviser		38,596,058
Less: Expense reimbursed by Adviser		(2,195,105)
Net expenses		36,400,953
NET INVESTMENT LOSS		(17,137,124)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments
Non Affiliates	59,428,299
Affiliates	19,733,002
Securities sold short	2,344,010
Written option contracts expired or closed	43,520,909
Swap contracts	58,198,326
Foreign currency translation	17,280
Forward currency exchange contracts	(72,053,306)
Net realized gain		111,188,520
Change in unrealized appreciation / (depreciation) on:
Investments	105,811,257
Securities sold short	(74,934,935)
Written option contracts	(37,568,074)
Swap contracts	9,947,103
Foreign currency translation	(4,680)
Forward currency exchange contracts	34,016,363
Net unrealized appreciation		37,267,034
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS		148,455,554
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$131,318,430

The accompanying notes are an integral part of these financial statements.

The Merger Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2011	September 30, 2010
	(Unaudited)

Net investment loss	$(17,137,124)	$(35,261,194)
Net realized gain on investments, securities sold short,
written option contracts expired or closed,
swap contracts, foreign currency translation
and forward currency exchange contracts	111,188,520	153,002,878
Change in unrealized appreciation (depreciation)
on investments, securities sold short, written option
contracts, swap contracts, foreign currency translation
and forward currency exchange contracts	37,267,034	(10,669,250)
Net increase in net assets resulting from operations	131,318,430	107,072,434
Distributions to shareholders from: (Note 5)
Net investment income	—	(42,329)
Net realized gains	(70,276,450)	—
Return of capital	—	—
Total dividends and distributions	(70,276,450)	(42,329)
Net increase in net assets from
capital share transactions (Note 4)	770,326,177	1,655,172,030
Net increase in net assets	831,368,157	1,762,202,135

NET ASSETS:
Beginning of period	3,573,582,292	1,811,380,157
End of period (including accumulated undistributed
net investment income (loss) of $(10,099,689)
and $7,037,435, respectively)	$4,404,950,449	$3,573,582,292

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each year.

	Six Months		Year		Year	Year		Year		Year
	Ended		Ended		Ended	Ended		Ended		Ended
	March 31,		Sept. 30,		Sept. 30,	Sept. 30,		Sept. 30,		Sept. 30,
	2011		2010		2009	2008		2007		2006
	(Unaudited)

Net Asset Value, beginning of year	$15.93		$15.26		$14.79	$16.55		$15.95		$15.78

Income from investment operations:
Net investment income (loss)(1)	(0.07	)(3)	(0.02	)(2)	0.24 (2)	0.00	(3)(4)	0.13	(3)	0.06 (3)
Net realized and unrealized
gain (loss) on investments	0.59		0.69		0.58	(0.70)		1.13		0.99
Total from investment operations	0.52		0.67		0.82	(0.70)		1.26		1.05
Redemption fees	0.00	(4)	0.00	(4)	0.00 (4)	0.00	(4)	0.00	(4)	0.00 (4)

Less distributions:
Distributions from
net investment income	—		—	(4)	(0.06)	(0.37)		(0.11)		(0.01)
Distributions from net realized gains	(0.29)		—		(0.05)	(0.69)		(0.55)		(0.87)
Distributions from return to capital	—		—		(0.24)	—		—		—
Total distributions	(0.29)		—		(0.35)	(1.06)		(0.66)		(0.88)
Net Asset Value, end of period	$16.16		$15.93		$15.26	$14.79		$16.55		$15.95

Total Return	3.31%		4.39%		5.78%	(4.32)%		8.15%		7.10%

Supplemental data and ratios:
Net assets, end of period (000’s)	$4,404,950		$3,573,582		$1,811,380	$1,414,165		$1,821,714		$1,563,045
Ratio of operating expenses
to average net assets	1.85	%(7)	2.57%		4.22%	1.66%		2.16%		2.08%
Ratio of dividends on short positions
and borrowing expense on securities
sold short to average net assets	0.49	%(7)	1.16%		2.68%	0.19%		0.76%		0.71%
Ratio of operating expense to average
net assets excluding dividends on
short positions and borrowing
expense on securities sold short
Before expense waiver	1.47	%(7)	1.48%		1.54%	1.48%		1.41%		1.37%
After expense waiver	1.36	%(7)	1.41%		1.54%	1.47%		1.40	%(5)	1.37%
Ratio of net investment income (loss)
to average net assets
Before expense waiver	(0.98	)%(7)	(1.35)%		(2.49)%	(0.10)%		0.82%		0.43%
After expense waiver	(0.87	)%(7)	(1.28)%		(2.49)%	(0.09)%		0.83%		0.43%
Portfolio turnover rate(6)	139.04%		192.21%		318.45%	300.24%		334.87%		369.47%

Footnotes To Financial Highlights On Following Page

The accompanying notes are an integral part of these financial statements.

The Merger Fund
FINANCIAL HIGHLIGHTS (continued)

(1)
Net investment income (loss) before interest expense, borrowing expense on securities sold short and dividends on securities sold short for the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008, 2007 and 2006 was $(0.03), $0.12, $0.55, $0.02, $0.26 and $0.18, respectively.

(2)	Net investment income per share is calculated using ending balance after consideration of adjustments for permanent book and tax differences.
(3)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	Amount less than $0.005 per share.
(5)	The Fund incurred proxy expenses of approximately $525,000 in 2007 related to shareholder approval of changes in the Fund’s fundamental investment policies and the election of trustees.
(6)	The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average long positions throughout the year.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2011 (Unaudited)

Note 1 — ORGANIZATION

The Merger Fund (the “Fund”) is a no-load, open-end, non-diversified investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was formerly known as the Risk Portfolio of The Ayco Fund. In January of 1989, the Fund’s fundamental investment policies were amended to permit the Fund to engage in merger arbitrage. At the same time, Westchester Capital Management, Inc. became the Fund’s investment adviser, and the Fund began to do business as The Merger Fund. See Note 3 for a discussion of a transaction under which Westchester Capital Management, LLC (the “Adviser”) became the Fund’s investment adviser. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of proposed mergers, takeovers, tender offers, leveraged buyouts, liquidations and other types of corporate reorganizations.

Note 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A.Investment Valuation

 Securities listed on the NASDAQ Global Market and the NASDAQ Global Select Market are valued at the NASDAQ Official Closing Price (“NOCP”).  Investments in registered investment companies that are money market funds are valued at the end of day net asset value.  Other listed securities are valued at the last sale price on the exchange on which such securities are primarily traded or, in the case of options, at the last sale price. Securities not listed on an exchange and securities for which there are no transactions are valued at the average of the closing bid and asked prices.  When pricing options, if no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices will be used.  Securities for which there are no such valuations are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees. The Adviser reserves the right to value securities, including options, at prices other than last-sale prices, intrinsic value prices, or the average of closing bid and asked prices, when such prices are believed unrepresentative of fair market value as determined in good faith by the Adviser.  When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective and variable nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. At March 31, 2011, the Fund did not have any fair valued securities.  Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at amortized cost, which approximates market value.

 The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

 The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

 The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2011. These assets and liabilities are measured on a recurring basis.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$3,381,884,281	$411,546,215	$—	$3,793,430,496
Warrants	397,249	—	—	397,249
Corporate Bonds	—	80,546,419	—	80,546,419
Purchased Put Options	5,752,828	46,546	—	5,799,374
Short-Term Investments	566,870,191	—	—	566,870,191
Swap Contracts**	—	16,918,214	—	16,918,214
Liabilities
Securities Sold Short	$966,320,220	$29,261,980	$—	$995,582,200
Options Written	99,390,299	2,601,322	—	101,991,621
Forward Currency
Exchange Contracts**	—	10,321,083	—	10,321,083

*	Please refer to the Schedule of Investments to view common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

 The Fund did not invest in Level 3 Securities at March 31, 2011.  There were no transfers into or out of Level 1 or 2 during the period.

B.Securities Sold Short

 The Fund may sell securities or currencies short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities.  The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

 The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned which is recorded as an expense by the Fund. As collateral for its securities sold short, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.Transactions with Brokers for Securities Sold Short

 The Fund’s receivable from brokers for proceeds on securities sold short and deposit at brokers for securities sold short are with two securities dealers.  The Fund does not require the brokers to maintain collateral in support of the receivable from brokers for proceeds on securities sold short.  The Fund maintains cash deposits at brokers beyond the receivable for short sales.  These cash deposits are presented as deposits at brokers on the Statement of Assets and Liabilities.

D.Federal Income Taxes

 No provision for federal income taxes has been made since the Fund has complied to date with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Fund intends to make all required distributions to avoid federal excise tax.

 The Fund has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to income tax positions taken or expected to be taken on a tax return.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.  As of March 31, 2011, open Federal and New York tax years include the tax years ended September 30, 2007 through 2010.  The Fund has no examination in progress.

E.Written Option Contracts

 The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.  The Fund writes (sells) covered call options to hedge portfolio investments. Uncovered put options can also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market daily to reflect the current value of the

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Written option contracts are valued at the higher of the intrinsic value of the option or the last sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the written option contract is valued at the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security. With written option contracts, there is minimal counterparty credit risk to the Fund since written option contracts are exchange traded.

F.Purchased Options

 The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.  The Fund purchases put or call options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued daily at the higher of the intrinsic value of the option or the last sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the option contract purchased is valued at the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.  With purchased options, there is minimal counterparty credit risk to the Fund since purchased options are exchange traded.

G.Forward Currency Exchange Contracts

 The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund may use forward currency exchange contracts to hedge against changes in the value of foreign currencies.  The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires.  With forward contracts, there is minimal counterparty credit risk to the Fund since forward contracts are exchange traded.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

 The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future.  The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted.  A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

H.Equity Swap Contracts

 The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives.  The Fund has entered into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus 25 to 100 basis points. A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contract at a rate equal to LIBOR less 25 to 100 basis points.

 The Fund may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

 Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

 Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities.

I.Distributions to Shareholders

Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

regulations which may differ from generally accepted accounting principles. These differences are due primarily to wash sale-loss deferrals, constructive sales, straddle-loss deferrals, adjustments on swap contracts, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at September 30, 2010.

J.Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

K.Foreign Currency Translation

 The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities.  However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

L.When-Issued Securities

 The Fund may engage in securities transactions on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the agreement, these securities may be delivered for cash proceeds at a future date. During this period, the securities are subject to market fluctuations. The Fund records sales of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other open short-sale positions. When delayed-delivery purchases are outstanding, the Fund segregates and maintains at all times cash, cash equivalents or other liquid securities in an amount at least equal to the market value.

M.    Cash Equivalents

 The Fund considers highly liquid temporary cash investments purchased with an original maturity of less than three months to be cash equivalents.  Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

N.Guarantees and Indemnifications

 In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

O.Use of Estimates

 The preparation of financial statements in conformity with generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

P.Other

 Investment and shareholder transactions are recorded on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is accounted for on the accrual basis and includes amortization of premiums and discounts on the interest method. Expenses include $1,858,228 of borrowing expense on securities sold short. The Fund may utilize derivative instruments such as options, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

Q.Counterparty Risk

 The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

R.The Right to Offset

 Financial assets and liabilities as well as cash collateral received and posted are offset by counterparty, and the net amount is reported in the Statement of Assets and Liabilities when the Fund believes there exists a legally enforceable right to set off the recognized amounts.

S.Derivatives

 The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended March 31, 2011: long option contracts (2,333,118 contracts) were

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

purchased and $40,793,871 in premiums were paid, written option contracts (7,788,208 contracts) were opened and $310,532,062 in premiums were received, equity swap contracts were opened for a notional value of $957,501,720 and closed for a notional value of $1,131,950,901 and an average of 21 forward currency exchange contract positions were open during the year.

Statement of Assets and Liabilities

Fair values of derivative instruments as of March 31, 2011:

	Asset Derivatives		Liability Derivatives
	Statement of Assets		Statement of Assets
	and Liabilities		and Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Equity Contracts:
Purchased Options	Investments	$5,799,374	N/A	$—
Written Option Contracts	N/A	—	Written Options	101,991,621
Swap Contracts	Receivables	26,993,128	Payables	10,074,914
Foreign exchange contracts:
Forward Foreign Currency
Exchange Contracts	Receivables	4,407,119	Payables	14,728,202
Total		$37,199,621		$126,794,737

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the six month period ended March 31, 2011:

Amount of Realized Gain (Loss) on Derivatives

			Forward
		Written	Currency
	Purchased	Options	Exchange	Swap
Derivatives	Options	Contracts	Contracts	Contracts	Total
Equity contracts	$(29,419,208)	$43,520,909	$—	$58,198,326	$72,300,027
Foreign exchange
contracts	—	—	(72,053,306)	—	(72,053,306)
Total	$(29,419,208)	$43,520,909	$(72,053,306)	$58,198,326	$246,721

Change in Unrealized Appreciation (Depreciation) on Derivatives

			Forward
		Written	Currency
	Purchased	Options	Exchange	Swap
Derivatives	Options	Contracts	Contracts	Contracts	Total
Equity contracts	$(3,863,118)	$(37,568,074)	$—	$9,947,103	$(31,484,089)
Foreign exchange
contracts	—	—	34,016,363	—	34,016,363
Total	$(3,863,118)	$(37,568,074)	$34,016,363	$9,947,103	$2,532,274

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

Note 3 — AGREEMENTS

Until December 31, 2010, the Fund’s investment adviser was Westchester Capital Management, Inc. (“Westchester”) pursuant to an investment advisory agreement dated January 31, 1989. Under the terms of this agreement, Westchester was entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% of the Fund’s average daily net assets. Effective August 1, 2004, Westchester agreed to voluntarily waive 0.10% of its fee at net asset levels between $1.5 billion through $2 billion, and Westchester agreed to voluntarily waive 0.20% of its fee at net asset levels between $2 billion through $5 billion.  Effective January 16, 2010, Westchester agreed to voluntarily waive 0.25% of its fee at net asset levels exceeding $5 billion.

On October 12, 2010, Westchester entered into an agreement to transfer substantially all of its business and assets to Westchester Capital Management, LLC (the “Adviser”), a newly formed company which is controlled by two of Westchester’s portfolio managers and has a minority investor that is an affiliate of Lincoln Peak Capital Management, LLC (the “Transaction”).  The closing of the Transaction occurred on December 31, 2010 (the “Closing”).

Under the 1940 Act, the Closing caused the Fund’s previous investment advisory agreement with Westchester (the “Previous Advisory Agreement”) to terminate.  In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) considered and approved an investment advisory agreement with the Adviser (the “Advisory Agreement”) to take effect upon the Closing of the Transaction, subject to shareholder approval of the Advisory Agreement.  The Advisory Agreement has the same advisory fee rate and otherwise is the same in all material respects as the Previous Advisory Agreement.  The Advisory Agreement with the Adviser was approved by the Fund’s shareholders at a special meeting held on November 24, 2010.  The Adviser also entered into a separate fee-waiver agreement that is the same in all material respects as the previous fee-waiver agreement between the Fund and Westchester.

Investment advisory fees voluntarily waived by Westchester and the Adviser for the six months ended March 31, 2011 were $2,195,105.  Certain officers of the Fund are also officers of the Adviser.

U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator, dividend paying agent and shareholder servicing agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

Distribution services are performed pursuant to distribution contracts with broker-dealers and other qualified institutions.

Note 4 — SHARES OF BENEFICIAL INTEREST

The Board of Trustees has the authority to issue an unlimited amount of shares of beneficial interest without par value.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

Note 4 — SHARES OF BENEFICIAL INTEREST (continued)

Changes in shares of beneficial interest were as follows:

	Six Months Ended		Year Ended
	March 31, 2011		September 30, 2010
	Shares	Amount	Shares	Amount
Issued	84,267,138	$1,345,518,369	168,630,399	$2,646,030,009
Issued as reinvestment
of dividends	3,547,242	55,977,090	2,419	37,612
Redemption fee	—	157,681	—	465,767
Redeemed	(39,522,764)	(631,326,963)	(62,995,581)	(991,361,358)
Net increase	48,291,616	$770,326,177	105,637,237	$1,655,172,030

Note 5 — INVESTMENT TRANSACTIONS

Purchases and sales of securities for the six months ended March 31, 2011 (excluding short-term investments, options, forward contracts, swap contracts and short positions) aggregated $5,796,603,908 and $4,434,343,305, respectively. There were no purchases or sales of U.S. Government securities.

At September 30, 2010, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments	$3,248,868,558
Gross unrealized appreciation	235,379,585
Gross unrealized depreciation	(156,878,534)
Net unrealized appreciation	$78,501,051
Undistributed ordinary income	$70,274,288
Undistributed long-term capital gain	—
Total distributable earnings	$70,274,288
Other accumulated losses	(87,876,064)
Total accumulated gains	$60,899,275

The tax components of dividends paid during the six months ended March 31, 2011 and the fiscal year ended September 30, 2010 were as follows:

	2011	2010
Distributions paid from:
Ordinary Income	$70,276,450	$42,329
Long Term Capital Gain	—	—
Total Distributions Paid	$70,276,450	$42,329

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS (continued)

The Fund incurred a post-October capital loss of $10,305,450 for securities and $30,546,678 for currency, which is deferred for tax purposes until the next fiscal year.

For the fiscal year ended September 30, 2010, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income for the fiscal year ended September 30, 2010 was 37.27% (unaudited) for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended September 30, 2010 was 30.92% (unaudited) for the Fund. The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the fiscal year ended September 30, 2010 was 100.00% (unaudited) for the Fund.

Note 6 — WRITTEN OPTION CONTRACTS

The premium amount and the number of option contracts written during the six months ended March 31, 2011 were as follows:

	Premium Amount	Number of Contracts
Options outstanding at September 30, 2010	$36,582,592	207,570
Options written	310,532,062	7,788,208
Options closed	(128,083,481)	(6,357,337)
Options exercised	(118,789,685)	(538,472)
Options expired	(28,518,444)	(681,643)
Options outstanding at March 31, 2011	$71,723,044	418,326

Note 7 — DISTRIBUTION PLAN

The Fund has adopted an Amended and Restated Plan of Distribution (the “Plan”) dated July 19, 2005, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund will compensate broker-dealers or other qualified institutions with whom the Fund has entered into a contract to distribute Fund shares. Under the Plan, the amount of such compensation paid in any one year shall not exceed 0.25% annually of the average daily net assets of the Fund, which may be payable as a service fee for providing recordkeeping, subaccounting, subtransfer agency and/or shareholder liaison services. For the six months ended March 31, 2011, the Fund incurred $4,925,389 pursuant to the Plan.

The Plan will remain in effect from year to year provided such continuance is approved at least annually by a vote either of a majority of the Trustees, including a majority of the non-interested Trustees, or a majority of the Fund’s outstanding shares.

The Merger Fund
NOTES TO THE FINANCIAL STATEMENTS (continued)
March 31, 2011 (Unaudited)

Note 8 — TRANSACTIONS WITH AFFILIATES

Pursuant to Section (2)(a)(3) of the 1940 Act, if the Fund owns 5% or more of the outstanding voting securities of an issuer, the issuer is deemed to be an affiliate of the Fund. During the six months ended March 31, 2011, the Fund owned the following positions in such companies for investment purposes only:

	Share			Share	Market
	Balance at			Balance at	Value at
	October 1,			March 31,	March 31,	Dividend	Realized
Issuer Name	2010	Purchases	Sales	2011	2011	Income	Gains
ADC
Telecommunications,
Inc	6,612,757	—	6,612,757	—	$—	$—	$1,573,472
AirTran
Holdings, Inc.	4,633,400	2,607,800	—	7,241,200	53,946,940	—	—
Bowne & Co. Inc.	2,403,250	—	2,403,250	—	—	132,179	857,923
Dollar Thrifty
Automotive
Group, Inc.	1,939,580	948,951	712,430	2,176,101	145,211,220	—	11,575,434
Gymboree Corp.	—	1,860,599	1,860,599	—	—	—	1,691,125
Psychiatric
Solutions, Inc.	2,936,252	—	2,936,252	—	—	—	4,035,048
					$199,158,160	$132,179	$19,733,002

The Merger Fund
AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Fund generally votes proxies relating to portfolio securities may be obtained without charge by calling the Fund’s Transfer Agent at 1-800-343-8959 or by visiting the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available on the SEC’s website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

(This Page Intentionally Left Blank.)

Investment Adviser
Westchester Capital Management, LLC
100 Summit Lake Drive
Valhalla, NY  10595
(914) 741-5600
www.mergerfund.com

Administrator, Transfer Agent, Dividend Paying
Agent and Shareholder Servicing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, WI  53201-0701
(800) 343-8959

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212
(800) 343-8959

Trustees
Roy Behren
Michael J. Downey
James P. Logan, III
Barry Hamerling

Executive Officers
Roy Behren, Co-President and Treasurer
Michael T. Shannon, Co-President
Bruce Rubin, Vice President and
  Chief Compliance Officer
Jane Perl, Secretary

Counsel
Fulbright & Jaworski L.L.P.
666 Fifth Avenue
New York, NY  10103

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue
Milwaukee, WI  53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Co-Presidents/Principal Executive Officers and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end management investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund

By (Signature and Title)      /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date           5/27/2011

By (Signature and Title)      /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date           5/27/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date_5/27/2011

By (Signature and Title)*    /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date__5/27/2011

* Print the name and title of each signing officer under his or her signature.